AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 36.6%
Industrial - 32.0%
Basic - 3.9%
Advanced Drainage Systems, Inc.
5.00%, 9/30/27 (a)	U.S.$	199	$205,207
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		300	310,938
Berry Global, Inc.
6.00%, 10/15/22		323	329,295
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		980	1,014,427
5.125%, 3/15/23-5/15/24 (a)		340	361,307
Freeport-McMoRan, Inc.
3.55%, 3/01/22		667	676,218
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		329	334,915
Novelis Corp.
6.25%, 8/15/24 (a)		283	296,496
OCI NV
5.00%, 4/15/23 (a)	EUR	300	349,836
5.25%, 11/01/24 (a)	U.S.$	475	492,813
Peabody Energy Corp.
6.00%, 3/31/22 (a)		1,430	1,403,574
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,433	1,468,323
Sealed Air Corp.
5.25%, 4/01/23 (a)		305	325,157
5.50%, 9/15/25 (a)		1,200	1,322,496
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	334	412,098
thyssenkrupp AG
2.875%, 2/22/24 (a)		343	397,082
Valvoline, Inc.
5.50%, 7/15/24	U.S.$	73	75,920
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		1,381	1,438,823

			11,214,925

Capital Goods - 3.3%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 6/30/27 (a) (b)	EUR	251	283,703
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	888	898,176
Ball Corp.
4.00%, 11/15/23		700	738,654
Bombardier, Inc.
6.00%, 10/15/22 (a)		26	25,976
6.125%, 1/15/23 (a)		1,150	1,178,865

	Principal Amount (000)		U.S. $ Value
7.50%, 3/15/25 (a)	U.S.$	26	$26,830
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		72	71,770
Colfax Corp.
6.00%, 2/15/24 (a)		194	206,686
Crown European Holdings SA
2.25%, 2/01/23 (a)	EUR	116	135,675
F-Brasile SpA/F-Brasile US LLC
Series XR
7.375%, 8/15/26 (a)	U.S.$	268	282,869
Gates Global LLC/Gates Global Co.
6.25%, 1/15/26 (a)		1,143	1,162,077
GFL Environmental, Inc.
5.125%, 12/15/26 (a)		64	67,274
5.625%, 5/01/22 (a)		405	412,335
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	520,952
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		264	279,462
Terex Corp.
5.625%, 2/01/25 (a)		929	960,391
Tervita Corp.
7.625%, 12/01/21 (a)		1,031	1,040,197
Triumph Group, Inc.
6.25%, 9/15/24 (a)		491	516,601
Trivium Packaging Finance BV
3.75%, 8/15/26 (a)	EUR	100	118,883
5.50%, 8/15/26 (a)	U.S.$	232	245,630
8.50%, 8/15/27 (a)		271	301,488

			9,474,494

Communications - Media - 4.8%
Altice Financing SA
6.625%, 2/15/23 (a)		1,193	1,214,569
AMC Networks, Inc.
4.75%, 12/15/22		898	907,178
5.00%, 4/01/24		711	726,194
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		614	623,806
5.25%, 9/30/22		936	948,336
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27 (a)		159	165,501
CSC Holdings LLC
6.75%, 11/15/21		346	372,507
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		217	219,854
6.625%, 8/15/27 (a)		58	56,425
DISH DBS Corp.
5.00%, 3/15/23		291	298,211
5.125%, 5/01/20		144	145,159
6.75%, 6/01/21		391	411,461
7.75%, 7/01/26		145	153,681

	Principal Amount (000)		U.S. $ Value
iHeartCommunications, Inc.
6.375%, 5/01/26	U.S.$	508	$552,450
Lamar Media Corp.
5.00%, 5/01/23		671	683,199
Meredith Corp.
6.875%, 2/01/26		715	743,514
Netflix, Inc.
5.50%, 2/15/22		954	1,012,738
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		119	121,655
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,706
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		850	867,816
4.625%, 5/15/23-7/15/24 (a)		397	411,877
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,398	1,401,803
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		438	436,874
UPC Holding BV
5.50%, 1/15/28 (a)		322	328,485
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)		395	414,541
Ziggo BV
5.50%, 1/15/27 (a)		586	623,463

			13,861,003

Communications - Telecommunications - 2.3%
Altice France SA/France
7.375%, 5/01/26 (a)		580	623,529
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (c)(d)(e)(f)		731	0
6.50%, 1/15/24 (c)(d)(e)(f)		235	0
CenturyLink, Inc.
Series S
6.45%, 6/15/21		464	486,778
Series T
5.80%, 3/15/22		260	273,842
Series Y
7.50%, 4/01/24		372	420,710
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/26 (a)		279	296,814
DKT Finance ApS
9.375%, 6/17/23 (a)		200	212,708
Intelsat Jackson Holdings SA
9.50%, 9/30/22 (a)		182	206,208
Level 3 Financing, Inc.
5.125%, 5/01/23		322	325,275
5.375%, 8/15/22		742	744,196
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		667	671,762
T-Mobile USA, Inc.
6.00%, 3/01/23		731	743,515

	Principal Amount (000)		U.S. $ Value
6.50%, 1/15/24	U.S.$	235	$242,367
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		602	617,477
6.375%, 5/15/25		709	732,681

			6,597,862

Consumer Cyclical - Automotive - 1.4%
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		930	952,143
Dana, Inc.
5.50%, 12/15/24		844	869,362
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (a)(b)	EUR	281	329,834
Meritor, Inc.
6.25%, 2/15/24	U.S.$	400	409,688
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	110	129,275
6.25%, 5/15/26 (a)	U.S.$	282	304,758
8.50%, 5/15/27 (a)		254	269,890
Tenneco, Inc.
5.00%, 7/15/24 (a)	EUR	230	266,871
Titan International, Inc.
6.50%, 11/30/23	U.S.$	285	242,966
Truck Hero, Inc.
8.50%, 4/21/24 (a)		184	189,494

			3,964,281

Consumer Cyclical - Entertainment - 0.3%
NCL Corp., Ltd.
3.625%, 12/15/24 (a)		891	902,102

Consumer Cyclical - Other - 2.7%
Eldorado Resorts, Inc.
6.00%, 4/01/25		252	264,880
Forestar Group, Inc.
8.00%, 4/15/24 (a)		258	280,864
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.125%, 12/01/24		743	802,537
International Game Technology PLC
3.50%, 7/15/24 (a)	EUR	135	162,935
6.25%, 2/15/22 (a)	U.S.$	501	529,226
KB Home
7.00%, 12/15/21		144	154,849
7.50%, 9/15/22		363	407,947
7.625%, 5/15/23		355	399,620
Marriott Ownership Resorts, Inc./ILG LLC
Series WI
6.50%, 9/15/26		380	414,819
Mattamy Group Corp.
5.25%, 12/15/27 (a)		695	725,573

	Principal Amount (000)		U.S. $ Value
MGM Resorts International
6.00%, 3/15/23	U.S.$	302	$331,868
7.75%, 3/15/22		96	107,268
PulteGroup, Inc.
5.50%, 3/01/26		748	835,471
Samsonite Finco SARL
3.50%, 5/15/26 (a)	EUR	215	249,804
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	1,137	1,158,603
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		355	384,302
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		670	719,995

			7,930,561

Consumer Cyclical - Retailers - 1.8%
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,377	1,396,980
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		1,562	1,646,926
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,393	1,414,508
Staples, Inc.
7.50%, 4/15/26 (a)		389	404,727
TPro Acquisition Corp.
11.00%, 10/15/24 (a)		345	353,563
William Carter Co. (The)
5.625%, 3/15/27 (a)		143	153,461

			5,370,165

Consumer Non-Cyclical - 2.2%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		578	588,057
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.625%, 6/15/24		257	269,192
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
7.50%, 3/15/26 (a)		185	207,934
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		230	231,323
6.50%, 3/15/22 (a)		439	449,435
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		1,147	1,148,136
DaVita, Inc.
5.125%, 7/15/24		790	810,264
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		147	91,916
HCA Healthcare, Inc.
6.25%, 2/15/21		260	271,393
HCA, Inc.
5.875%, 2/15/26		373	424,836

	Principal Amount (000)		U.S. $ Value
MEDNAX, Inc.
5.25%, 12/01/23 (a)	U.S.$	496	$508,608
6.25%, 1/15/27 (a)		717	735,154
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		82	87,054
Tenet Healthcare Corp.
4.875%, 1/01/26 (a)		678	710,266

			6,533,568

Energy - 3.6%
Antero Resources Corp.
5.125%, 12/01/22		651	582,599
California Resources Corp.
8.00%, 12/15/22 (a)		2	894
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		273	277,155
8.25%, 7/15/25		125	128,178
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)		193	198,257
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)		270	273,731
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		68	58,530
DCP Midstream Operating LP
4.95%, 4/01/22		1,011	1,051,481
Denbury Resources, Inc.
9.00%, 5/15/21 (a)		310	302,957
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		108	104,616
6.75%, 8/01/22		642	649,903
Global Partners LP/GLP Finance Corp.
7.00%, 6/15/23		417	430,040
Gulfport Energy Corp.
6.00%, 10/15/24		400	284,448
Hess Midstream Operations LP
5.625%, 2/15/26 (a)		195	203,744
HighPoint Operating Corp.
7.00%, 10/15/22		231	219,750
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		469	454,161
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		829	833,029
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		283	230,639
Noble Holding International Ltd.
7.75%, 1/15/24		45	23,378
QEP Resources, Inc.
5.25%, 5/01/23		266	264,484
5.375%, 10/01/22		328	330,732
Range Resources Corp.
5.00%, 8/15/22-3/15/23		491	462,821
5.875%, 7/01/22		31	30,700

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
6.125%, 11/15/22	U.S.$	115	$116,143
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		1,150	1,177,865
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		238	252,175
Transocean Sentry Ltd.
5.375%, 5/15/23 (a)		530	538,962
Transocean, Inc.
9.00%, 7/15/23 (a)		485	512,466
Whiting Petroleum Corp.
5.75%, 3/15/21		458	434,005

			10,427,843

Other Industrial - 0.5%
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		679	706,296
LKQ Corp.
4.75%, 5/15/23		292	296,672
Performance Food Group, Inc.
5.50%, 10/15/27 (a)		190	202,835
Rexel SA
2.625%, 6/15/24 (a)	EUR	225	257,137

			1,462,940

Services - 2.1%
Aramark Services, Inc.
5.00%, 4/01/25 (a)	U.S.$	506	528,826
5.125%, 1/15/24		141	144,703
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	109	126,651
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	816	835,086
eDreams ODIGEO SA
5.50%, 9/01/23 (a)	EUR	169	200,522
Harsco Corp.
5.75%, 7/31/27 (a)	U.S.$	400	426,396
Intertrust Group BV
3.375%, 11/15/25 (a)	EUR	556	655,272
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20	U.S.$	560	561,898
5.00%, 4/15/22 (a)		680	683,577
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24 (a)		583	618,167
9.25%, 5/15/23 (a)		174	182,364
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		85	88,507
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		166	170,542
5.375%, 4/15/23 (a)		923	946,666

			6,169,177

	Principal Amount (000)		U.S. $ Value
Technology - 2.0%
ADT Security Corp. (The)
4.125%, 6/15/23	U.S.$	539	$556,889
APX Group, Inc.
7.875%, 12/01/22		552	557,365
CommScope, Inc.
5.50%, 3/01/24 (a)		1,087	1,134,698
8.25%, 3/01/27 (a)		285	299,974
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		359	364,651
7.125%, 6/15/24 (a)		211	222,978
Infor US, Inc.
6.50%, 5/15/22		545	554,140
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	248	283,798
NCR Corp.
5.75%, 9/01/27 (a)	U.S.$	309	329,338
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		195	207,195
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		558	556,661
Xerox Corp.
4.125%, 3/15/23		798	828,021

			5,895,708

Transportation - Services - 1.1%
Algeco Global Finance PLC
6.50%, 2/15/23 (a)	EUR	109	122,054
8.00%, 2/15/23 (a)	U.S.$	806	785,439
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.75%, 7/15/27 (a)		69	72,106
Europcar Mobility Group
4.00%, 4/30/26 (a)	EUR	400	434,098
Hertz Corp. (The)
5.50%, 10/15/24 (a)	U.S.$	350	359,681
6.25%, 10/15/22		145	146,841
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		1,311	1,354,617

			3,274,836

			93,079,465

Financial Institutions - 4.2%
Banking - 1.8%
Alliance Data Systems Corp.
4.75%, 12/15/24 (a)		590	588,914
Banco Bilbao Vizcaya Argentaria SA
5.875%, 9/24/23 (a)(g)	EUR	200	244,829
Banco Santander SA
6.75%, 4/25/22 (a)(g)		600	742,005
Barclays PLC
7.125%, 6/15/25 (g)	GBP	309	462,609

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(g)	U.S.$	1,050	$1,135,302
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27 (g)(h)		900	887,679
Societe Generale SA
8.00%, 9/29/25 (a)(g)		386	454,368
UniCredit SpA
9.25%, 6/03/22 (a)(g)	EUR	427	555,624

			5,071,330

Brokerage - 0.3%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	385	403,372
NFP Corp.
6.875%, 7/15/25 (a)		239	239,404
8.00%, 7/15/25 (a)		122	122,021

			764,797

Finance - 0.9%
goeasy Ltd.
5.375%, 12/01/24 (a)		852	868,895
Lincoln Financing SARL
3.625%, 4/01/24 (a)	EUR	327	380,514
Navient Corp.
5.50%, 1/25/23	U.S.$	506	539,103
6.50%, 6/15/22		117	127,228
7.25%, 9/25/23		137	154,966
8.00%, 3/25/20		98	99,225
SLM Corp.
5.125%, 4/05/22		449	464,518

			2,634,449

Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
8.125%, 2/15/24 (a)		343	372,800
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(b)		270	251,148

			623,948

Other Finance - 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (a)		120	128,915
Intrum AB
2.75%, 7/15/22 (a)	EUR	310	352,482
3.50%, 7/15/26 (a)		115	131,739

			613,136

	Principal Amount (000)		U.S. $ Value
REITS - 0.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (a)	U.S.$	236	$249,981
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		294	296,772
6.00%, 8/15/23		521	532,603
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		696	760,721
5.75%, 2/01/27 (a)		200	223,502
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (a)		285	297,266

			2,360,845

			12,068,505

Utility - 0.4%
Electric - 0.4%
Calpine Corp.
5.50%, 2/01/24		140	141,887
Talen Energy Supply LLC
7.25%, 5/15/27 (a)		414	435,868
Vistra Operations Co. LLC
5.50%, 9/01/26 (a)		528	560,129

			1,137,884

Total Corporates - Non-Investment Grade (cost $104,429,319)			106,285,854

CORPORATES - INVESTMENT GRADE - 31.4%
Industrial - 20.8%
Basic - 2.6%
Anglo American Capital PLC
3.625%, 9/11/24 (a)		1,323	1,374,266
ArcelorMittal SA
6.25%, 2/25/22		780	841,058
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)		276	275,310
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		399	419,075
DuPont de Nemours, Inc.
4.493%, 11/15/25		376	414,153
Equate Petrochemical BV
3.00%, 3/03/22 (a)		505	507,998
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		610	638,768
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	290	339,944
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	313,200
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		242	245,630

	Principal Amount (000)		U.S. $ Value
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)	U.S.$	254	$281,146
Mosaic Co. (The)
3.25%, 11/15/22		1,130	1,159,256
Westlake Chemical Corp.
3.60%, 8/15/26		843	874,031

			7,683,835

Capital Goods - 1.1%
CNH Industrial Capital LLC
4.375%, 4/05/22		8	8,356
CNH Industrial NV
4.50%, 8/15/23		854	910,475
General Electric Co.
0.875%, 5/17/25	EUR	613	691,239
Masco Corp.
5.95%, 3/15/22	U.S.$	572	613,527
Rolls-Royce PLC
2.125%, 6/18/21 (a)	EUR	791	914,158

			3,137,755

Communications - Media - 0.6%
Cox Communications, Inc.
3.35%, 9/15/26 (a)	U.S.$	484	499,808
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		672	710,519
Weibo Corp.
3.50%, 7/05/24		539	548,264

			1,758,591

Communications - Telecommunications - 0.8%
AT&T, Inc.
2.95%, 7/15/26		434	443,083
Qwest Corp.
6.75%, 12/01/21		265	285,185
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,385	1,468,765

			2,197,033

Consumer Cyclical - Automotive - 1.4%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20		456	458,832
Ford Motor Credit Co. LLC
3.096%, 5/04/23		792	790,059
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	472	557,905
5.10%, 1/17/24	U.S.$	837	908,589
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)		907	941,239
4.75%, 4/29/25 (a)		400	421,804

			4,078,428

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.3%
Carnival Corp.
1.875%, 11/07/22	EUR	785	$928,321

Consumer Cyclical - Other - 1.6%
Las Vegas Sands Corp.
3.20%, 8/08/24	U.S.$	545	562,042
Lennar Corp.
4.50%, 4/30/24		258	273,124
4.75%, 11/15/22		650	683,735
MDC Holdings, Inc.
5.625%, 2/01/20		645	646,264
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		295	303,116
5.50%, 2/15/23 (a)		964	979,684
Toll Brothers Finance Corp.
4.375%, 4/15/23		867	908,816
5.875%, 2/15/22		237	251,329

			4,608,110

Consumer Cyclical - Retailers - 0.4%
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,121	1,166,210

Consumer Non-Cyclical - 3.7%
AbbVie, Inc.
2.95%, 11/21/26 (a)		488	496,203
Altria Group, Inc.
2.20%, 6/15/27	EUR	860	1,021,104
BAT Capital Corp.
3.215%, 9/06/26	U.S.$	800	805,656
3.557%, 8/15/27		695	710,360
Bunge Ltd. Finance Corp.
3.25%, 8/15/26		1,127	1,126,031
Cardinal Health, Inc.
3.41%, 6/15/27		1,023	1,047,214
Cigna Corp.
3.75%, 7/15/23		405	425,153
CVS Health Corp.
2.875%, 6/01/26		166	168,377
4.10%, 3/25/25		488	524,815
Imperial Brands Finance PLC
3.50%, 7/26/26 (a)		367	369,536
Kraft Heinz Foods Co.
3.00%, 6/01/26		1,135	1,133,377
McKesson Corp.
0.625%, 8/17/21	EUR	845	957,495
Mylan, Inc.
3.125%, 1/15/23 (a)	U.S.$	467	474,047
Newell Brands, Inc.
3.85%, 4/01/23		205	213,044
4.20%, 4/01/26		205	213,643
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		370	372,098
Tyson Foods, Inc.
4.00%, 3/01/26		180	194,891

	Principal Amount (000)		U.S. $ Value
Universal Health Services, Inc.
4.75%, 8/01/22 (a)	U.S.$	480	$485,707

			10,738,751

Energy - 5.1%
Boardwalk Pipelines LP
5.95%, 6/01/26		513	574,663
Cenovus Energy, Inc.
3.00%, 8/15/22		386	391,153
3.80%, 9/15/23		30	31,055
4.25%, 4/15/27		470	497,476
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		511	590,047
Continental Resources, Inc./OK
4.50%, 4/15/23		534	559,563
Empresa Electrica Cochrane SpA
5.50%, 5/14/27 (a)		274	286,758
Enable Midstream Partners LP
3.90%, 5/15/24		1,564	1,602,162
Energy Transfer Operating LP
4.25%, 3/15/23		509	531,075
7.50%, 10/15/20		501	521,050
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		207	218,851
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		204	200,397
Marathon Petroleum Corp.
5.125%, 12/15/26		1,656	1,877,788
Newfield Exploration Co.
5.625%, 7/01/24		1,029	1,134,956
5.75%, 1/30/22		319	339,052
Occidental Petroleum Corp.
2.90%, 8/15/24		1,125	1,142,809
3.20%, 8/15/26		87	88,008
ONEOK, Inc.
4.35%, 3/15/29		323	350,755
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25		520	557,138
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		387	431,745
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,897	1,915,686
Williams Cos., Inc. (The)
3.70%, 1/15/23		814	842,018

			14,684,205

Services - 0.6%
Global Payments, Inc.
3.75%, 6/01/23		333	347,216
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,446	1,542,188

			1,889,404

	Principal Amount (000)		U.S. $ Value
Technology - 2.4%
Agilent Technologies, Inc.
3.875%, 7/15/23	U.S.$	495	$519,111
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		325	336,596
Broadcom, Inc.
3.625%, 10/15/24 (a)		665	690,729
4.25%, 4/15/26 (a)		390	415,182
Ingram Micro, Inc.
5.45%, 12/15/24		89	93,539
Keysight Technologies, Inc.
4.60%, 4/06/27		791	878,896
KLA Corp.
4.65%, 11/01/24		515	567,824
Micron Technology, Inc.
4.185%, 2/15/27		608	650,949
4.975%, 2/06/26		137	152,189
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		537	550,527
4.625%, 6/01/23 (a)		509	543,897
Seagate HDD Cayman
4.75%, 1/01/25		39	41,561
4.875%, 3/01/24		536	570,170
VMware, Inc.
3.90%, 8/21/27		818	855,661

			6,866,831

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		546	558,285

			60,295,759

Financial Institutions - 9.4%
Banking - 5.1%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)		787	849,685
7.75%, 5/15/23 (i)		200	226,232
AIB Group PLC
4.263%, 4/10/25 (a)		614	650,220
4.75%, 10/12/23 (a)		290	311,814
Ally Financial, Inc.
4.125%, 3/30/20-2/13/22		506	512,335
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)		520	543,238
BBVA USA
2.875%, 6/29/22		687	696,858
BNP Paribas SA
6.75%, 3/14/22 (a)(g)		383	408,527
7.625%, 3/30/21 (a)(g)		383	404,632
Capital One Bank USA NA
3.375%, 2/15/23		809	836,239
CIT Group, Inc.
5.00%, 8/15/22		108	114,524
5.25%, 3/07/25		746	825,367

	Principal Amount (000)		U.S. $ Value
Citigroup Capital XVIII
1.682% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (h)	GBP	643	$742,621
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	369	422,839
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)		500	568,556
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)		801	954,754
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	705	783,269
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		914	956,757
Lloyds Banking Group PLC
7.625%, 6/27/23 (a)(g)	GBP	410	609,163
Morgan Stanley
5.00%, 11/24/25	U.S.$	662	745,816
Nationwide Building Society
4.363%, 8/01/24 (a)		200	211,808
Santander Holdings USA, Inc.
4.40%, 7/13/27		345	372,962
Santander UK PLC
5.00%, 11/07/23 (a)		263	283,477
Societe Generale SA
4.75%, 11/24/25 (a)		500	541,340
Standard Chartered PLC
5.20%, 1/26/24 (a)		506	547,047
UBS Group AG
7.00%, 1/31/24 (a)(g)		764	835,831

			14,955,911

Finance – 1.1%
Air Lease Corp.
Series G
3.75%, 6/01/26		932	974,965
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		200	208,290
Huarong Finance II Co., Ltd.
5.50%, 1/16/25 (a)		621	684,847
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)		155	162,620
Synchrony Financial
4.25%, 8/15/24		1,070	1,142,942

			3,173,664

Insurance – 0.3%
Centene Corp.
4.25%, 12/15/27 (a)		169	174,040
4.625%, 12/15/29 (a)		192	202,193
4.75%, 1/15/25 (a)		365	379,041

			755,274

	Principal Amount (000)		U.S. $ Value
REITS - 2.9%
CubeSmart LP
3.125%, 9/01/26	U.S.$	865	$880,016
EPR Properties
4.95%, 4/15/28		128	140,097
5.25%, 7/15/23		650	697,548
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/01/24		13	13,293
4.375%, 4/15/21		106	107,806
5.25%, 6/01/25		191	209,869
5.375%, 11/01/23-4/15/26		1,103	1,204,247
Healthpeak Properties, Inc.
3.875%, 8/15/24		344	365,872
4.20%, 3/01/24		58	61,954
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		530	559,844
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		325	345,088
Regency Centers LP
3.75%, 6/15/24		400	419,872
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		371	394,625
Senior Housing Properties Trust
6.75%, 12/15/21		250	265,128
Service Properties Trust
4.35%, 10/01/24		1,392	1,433,092
Spirit Realty LP
4.45%, 9/15/26		303	325,883
VEREIT Operating Partnership LP
3.95%, 8/15/27		1,030	1,083,364

			8,507,598

			27,392,447

Utility - 1.2%
Electric - 1.2%
Adani Transmission Ltd.
4.00%, 8/03/26 (a)		273	280,166
AES Corp./VA
4.00%, 3/15/21		829	842,181
Enel Americas SA
4.00%, 10/25/26		454	469,464
Enel Finance International NV
4.625%, 9/14/25 (a)		510	556,476
NRG Energy, Inc.
3.75%, 6/15/24 (a)		171	176,826
Sempra Energy
3.25%, 6/15/27		714	736,370
Southern Power Co.
4.15%, 12/01/25		520	563,821

			3,625,304

Total Corporates - Investment Grade (cost $89,145,842)			91,313,510

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 10.7%
Industrial - 9.8%
Basic - 0.0%
Nouryon Finance B.V. (fka AkzoNobel)
4.960% (LIBOR 1 Month + 3.25%), 10/01/25 (j)	U.S.$	94	$94,219

Capital Goods - 1.6%
Apex Tool Group, LLC
7.299% (LIBOR 1 Month + 5.50%), 8/01/24 (j)		938	923,309
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.299% (LIBOR 1 Month + 3.50%), 8/01/25 (j)		364	365,854
BWay Holding Company
5.234% (LIBOR 3 Month + 3.25%), 4/03/24 (j)		799	795,207
Gardner Denver, Inc.
4.549% (LIBOR 1 Month + 2.75%), 7/30/24 (j)		89	89,196
Gates Global LLC
4.452% (LIBOR 1 Month + 2.75%), 4/01/24 (j)		355	355,487
GFL Environmental Inc.
4.799% (LIBOR 1 Month + 3.00%), 5/30/25 (j)		386	386,022
Granite US Holdings Corporation
7.211% (LIBOR 3 Month + 5.25%), 9/30/26 (d)(j)		555	555,996
Honeywell Technologies SARL (fka Garrett Motion Inc.)
4.450%, 9/27/25 (d)(k)		145	143,914
Panther BF Aggregator 2 L P
5.305% (LIBOR 1 Month + 3.50%), 4/30/26 (j)		130	129,919
Ply Gem Midco, Inc.
5.486% (LIBOR 1 Month + 3.75%), 4/12/25 (j)		129	128,574
Transdigm Inc.
4.299% (LIBOR 1 Month + 2.50%), 6/09/23 (j)		676	677,990
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.299% (LIBOR 1 Month + 2.50%), 10/23/25 (d)(j)		58	58,070

			4,609,538

Communications - Media - 0.3%
Clear Channel Outdoor Holdings, Inc.
5.299% (LIBOR 1 Month + 3.50%), 8/21/26 (j)		84	84,179

	Principal Amount (000)		U.S. $ Value
Diamond Sports Group, LLC
5.030% (LIBOR 1 Month + 3.25%), 8/24/26 (j)	U.S.$	118	$117,728
Townsquare Media, Inc.
4.799% (LIBOR 1 Month + 3.00%), 4/01/22 (d)(j)		397	397,881
Univision Communications Inc.
4.549% (LIBOR 1 Month + 2.75%), 3/15/24 (j)		290	285,946

			885,734

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
6.432% (LIBOR 6 Month + 4.50%), 1/02/24 (j)		54	54,124
6.625%, 1/02/24		90	91,097
West Corporation
5.927% (LIBOR 3 Month + 4.00%), 10/10/24 (j)		513	433,271

			578,492

Consumer Cyclical - Automotive - 0.2%
Dana Incorporated
4.050% (LIBOR 1 Month + 2.25%), 2/27/26 (j)		409	410,116
Navistar, Inc.
5.240% (LIBOR 1 Month + 3.50%), 11/06/24 (j)		281	280,083

			690,199

Consumer Cyclical - Entertainment - 0.4%
Motion Acquisition Limited
5.151% (LIBOR 3 Month + 3.25%), 11/12/26 (j)		227	229,260
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.799% (LIBOR 1 Month + 3.00%), 4/01/24 (j)		1,020	1,024,068

			1,253,328

Consumer Cyclical - Other - 1.3%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.549% (LIBOR 1 Month + 2.75%), 12/23/24 (j)		431	431,676
Golden Nugget, Inc. (fka Landry’s Inc.)
4.549% (LIBOR 1 Month + 2.75%), 10/04/23 (j)		24	23,877
4.677% (LIBOR 3 Month + 2.75%), 10/04/23 (j)		593	594,062
4.716% (LIBOR 3 Month + 2.75%), 10/04/23 (j)		523	524,747

	Principal Amount (000)		U.S. $ Value
Marriott Ownership Resorts, Inc.
3.549% (LIBOR 1 Month + 1.75%), 8/29/25 (d)(j)	U.S.$	354	$356,237
Playtika Holding Corp.
7.736% (LIBOR 3 Month + 6.00%), 12/10/24 (j)		1,127	1,137,706
Scientific Games International, Inc.
4.452% (LIBOR 1 Month + 2.75%), 8/14/24 (j)		415	416,097
4.549% (LIBOR 1 Month + 2.75%), 8/14/24 (j)		101	100,826
Stars Group Holdings B.V.
5.445% (LIBOR 3 Month + 3.50%), 7/10/25 (j)		171	172,746

			3,757,974

Consumer Cyclical - Restaurants - 0.8%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons)
3.549% (LIBOR 1 Month + 1.75%), 11/19/26 (j)		1,653	1,654,381
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.216% (LIBOR 3 Month + 3.25%), 2/05/25 (j)		481	483,196
Whatabrands LLC
4.944% (LIBOR 1 Month + 3.25%), 8/02/26 (j)		207	208,172

			2,345,749

Consumer Cyclical - Retailers - 0.3%
Bass Pro Group, LLC
6.799% (LIBOR 1 Month + 5.00%), 9/25/24 (j)		131	130,772
PetSmart, Inc.
5.740%, 3/11/22 (k)		568	561,195
Specialty Building Products Holdings, LLC
7.549% (LIBOR 1 Month + 5.75%), 10/01/25 (j)		298	296,018

			987,985

Consumer Non-Cyclical - 2.5%
Acadia Healthcare Company, Inc.
4.299% (LIBOR 1 Month + 2.50%), 2/11/22 - 2/16/23 (j)		376	376,724
Air Medical Group Holdings, Inc.
5.035% (LIBOR 1 Month + 3.25%), 4/28/22 (j)		1,458	1,425,432
Albertson’s LLC
4.549% (LIBOR 1 Month + 2.75%), 11/17/25 (j)		327	329,294

	Principal Amount (000)		U.S. $ Value
Aldevron, L.L.C.
6.195% (LIBOR 3 Month + 4.25%), 10/12/26 (d)(j)	U.S.$	794	$801,507
Alphabet Holding Company, Inc. (Fka Nature’s Bounty)
9.549% (LIBOR 1 Month + 7.75%), 9/26/25 (j)		455	398,697
Arbor Pharmaceuticals, LLC
6.945% (LIBOR 3 Month + 5.00%), 7/05/23 (j)		391	342,073
athenahealth, Inc.
6.401% (LIBOR 3 Month + 4.50%), 2/11/26 (j)		536	537,688
BI-LO, LLC
9.850% (LIBOR 2 Month + 8.00%), 5/31/24 (j)		301	276,518
9.892% (LIBOR 3 Month + 8.00%), 5/31/24 (j)		295	271,843
9.894% (LIBOR 3 Month + 8.00%), 5/31/24 (j)		310	284,979
Chobani, LLC (Chobani Idaho, LLC)
10/10/23 (k)		291	291,177
Envision Healthcare Corporation
5.549% (LIBOR 1 Month + 3.75%), 10/10/25 (j)		276	234,556
Regionalcare Hospital Partners Holdings, Inc.
6.202% (LIBOR 1 Month + 4.50%), 11/16/25 (j)		907	913,722
U.S. Renal Care, Inc.
6.813%, 6/26/26 (k)		834	825,571

			7,309,781

Energy - 0.5%
California Resources Corporation
12.180%, 12/31/21 (k)		546	404,874
Chesapeake Energy Corporation
9.928%, 6/24/24 (k)		571	587,176
CITGO Petroleum Corporation
6.945% (LIBOR 3 Month + 5.00%), 3/28/24 (d)(j)		299	299,719

			1,291,769

Other Industrial - 0.1%
Core & Main LP
4.441% (LIBOR 1 Month + 2.75%), 8/01/24 (j)		38	37,665
4.664% (LIBOR 3 Month + 2.75%), 8/01/24 (j)		24	24,227
KAR Auction Services, Inc.
4.063% (LIBOR 1 Month + 2.25%), 9/19/26 (d)(j)		108	108,180

			170,072

	Principal Amount (000)		U.S. $ Value
Services - 0.7%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
6.049% (LIBOR 1 Month + 4.25%), 7/10/26 (j)	U.S.$	527	$529,897
6.055% (LIBOR 1 Month + 4.25%), 7/10/26 (j)		52	52,465
Garda World Security Corporation
6.660% (LIBOR 3 Month + 4.75%), 10/30/26 (d)(j)		284	285,096
MPH Acquisition Holdings LLC
4.695% (LIBOR 3 Month + 2.75%), 6/07/23 (j)		532	524,211
Parexel International Corporation
4.452%, 9/27/24 (k)		298	292,028
Team Health Holdings, Inc.
4.549% (LIBOR 1 Month + 2.75%), 2/06/24 (j)		536	432,209

			2,115,906

Technology - 0.9%
Avaya Inc.
5.999% (LIBOR 1 Month + 4.25%), 12/15/24 (j)		253	247,350
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.049%, 10/02/25 (k)		1,030	1,017,683
MTS Systems Corporation
5.050% (LIBOR 1 Month + 3.25%), 7/05/23 (d)(j)		161	161,158
Pitney Bowes Inc.
1/17/25 (k)		296	292,392
Solera, LLC (Solera Finance, Inc.)
4.549% (LIBOR 1 Month + 2.75%), 3/03/23 (j)		674	674,383
Veritas US Inc.
6.299% (LIBOR 1 Month + 4.50%), 1/27/23 (j)		83	79,526
6.445% (LIBOR 3 Month + 4.50%), 1/27/23 (j)		16	15,277

			2,487,769

			28,578,515

Financial Institutions - 0.7%
Finance - 0.2%
Avolon TLB Borrower 1 (US) LLC
3.515% (LIBOR 1 Month + 1.75%), 1/15/25 (j)		330	331,475
Ellie Mae, Inc.
5.945% (LIBOR 3 Month + 4.00%), 4/17/26 (d)(j)		46	46,086

	Principal Amount (000)		U.S. $ Value
Jefferies Finance LLC
5.500%, 6/03/26 (k)	U.S.$	201	$200,072

			577,633

Insurance - 0.4%
Hub International Limited
5.903% (LIBOR 3 Month + 4.00%), 4/25/25 (j)		728	734,178
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)
5.799% (LIBOR 1 Month + 4.00%), 9/03/26 (j)		369	371,706

			1,105,884

Other Finance - 0.1%
PI UK Holdco II Limited
5.049% (LIBOR 1 Month + 3.25%), 1/03/25 (j)		402	403,204

			2,086,721

Utility - 0.2%
Electric - 0.2%
Granite Generation LLC
5.549% (LIBOR 1 Month + 3.75%), 11/09/26 (d)(j)		530	524,254
5.695% (LIBOR 3 Month + 3.75%), 11/09/26 (d)(j)		93	92,516

			616,770

Total Bank Loans (cost $31,510,576)			31,282,006

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Risk Share Floating Rate - 6.2%
Bellemeade Re Ltd.
Series 2019-1A, Class M2
4.492% (LIBOR 1 Month + 2.70%), 3/25/29 (a)(h)		185	185,711
Series 2019-2A, Class M1C
3.792% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(h)		342	341,997
Series 2019-3A, Class M1C
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(h)		853	854,506
Series 2019-4A, Class M1C
4.292% (LIBOR 1 Month + 2.50%), 10/25/29 (a)(h)		465	466,622
Series 2019-4A, Class M2
4.642% (LIBOR 1 Month + 2.85%), 10/25/29 (a)(h)		884	891,280

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.192% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(h)	U.S.$	805	$814,438
Series 2019-R01, Class 2M2
4.242% (LIBOR 1 Month + 2.45%), 7/25/31 (a)(h)		612	619,205
Series 2019-R02, Class 1M2
4.092% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(h)		266	268,291
Series 2019-R03, Class 1M2
3.942% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(h)		70	70,527
Series 2019-R05, Class 1M2
3.792% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(h)		443	444,770
Series 2019-R06, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 9/25/39 (a)(h)		709	715,473
Series 2019-R07, Class 1M2
3.892% (LIBOR 1 Month + 2.10%), 10/25/39 (a)(h)		970	979,114
Federal Home Loan Mortgage Corp.
Series 2019-HQA1, Class M2
4.142% (LIBOR 1 Month + 2.35%), 2/25/49 (a)(h)		279	281,490
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class M3
5.592% (LIBOR 1 Month + 3.80%), 3/25/29 (h)		928	986,829
Series 2017-DNA1, Class M2
5.042% (LIBOR 1 Month + 3.25%), 7/25/29 (h)		950	998,432
Series 2017-HQA1, Class M2
5.342% (LIBOR 1 Month + 3.55%), 8/25/29 (h)		450	472,568
Series 2018-DNA1, Class M2
3.592% (LIBOR 1 Month + 1.80%), 7/25/30 (h)		462	462,913
Series 2018-HQA1, Class M2
4.092% (LIBOR 1 Month + 2.30%), 9/25/30 (h)		194	196,180
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2
7.492% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		109	121,363
Series 2015-C04, Class 2M2
7.342% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		145	154,523
Series 2016-C01, Class 1M2
8.542% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		371	412,533
Series 2016-C01, Class 2M2

	Principal Amount (000)		U.S. $ Value
8.742% (LIBOR 1 Month + 6.95%), 8/25/28 (h)	U.S.$	141	$154,400
Series 2016-C04, Class 1M2
6.042% (LIBOR 1 Month + 4.25%), 1/25/29 (h)		850	903,264
Series 2016-C05, Class 2M2
6.242% (LIBOR 1 Month + 4.45%), 1/25/29 (h)		164	173,325
Series 2016-C07, Class 2M2
6.142% (LIBOR 1 Month + 4.35%), 5/25/29 (h)		168	176,834
Series 2017-C01, Class 1M2
5.342% (LIBOR 1 Month + 3.55%), 7/25/29 (h)		1,000	1,058,284
Series 2017-C02, Class 2B1
7.292% (LIBOR 1 Month + 5.50%), 9/25/29 (h)		415	484,825
Series 2017-C03, Class 1M2
4.792% (LIBOR 1 Month + 3.00%), 10/25/29 (h)		22	22,981
Series 2017-C07, Class 2M2
4.292% (LIBOR 1 Month + 2.50%), 5/25/30 (h)		16	16,139
Series 2018-C01, Class 1M2
4.042% (LIBOR 1 Month + 2.25%), 7/25/30 (h)		738	747,707
Series 2018-C02, Class 2M2
3.992% (LIBOR 1 Month + 2.20%), 8/25/30 (h)		356	359,052
Series 2018-C04, Class 2M2
4.342% (LIBOR 1 Month + 2.55%), 12/25/30 (h)		1,015	1,033,085
Mortgage Insurance-Linked Notes
Series 2019-1, Class M2
4.674% (LIBOR 1 Month + 2.90%), 11/26/29 (a)(h)		905	912,997
Oaktown Re III Ltd.
Series 2019-1A, Class M2
4.342% (LIBOR 1 Month + 2.55%), 7/25/29 (a)(h)		270	272,261
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.70% (LIBOR 1 Month + 2.00%), 3/27/24 (h)(i)		372	371,921
Series 2019-2R, Class A
4.45% (LIBOR 1 Month + 2.75%), 5/27/23 (h)(i)		365	367,039
Radnor Re Ltd.
Series 2019-1, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(h)		290	290,052

Total Collateralized Mortgage Obligations (cost $17,960,685)			18,082,931

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 4.9%
Angola - 0.3%
Angolan Government International Bond
9.50%, 11/12/25 (a)	U.S.$	710	$829,591

Bahamas - 0.1%
Bahamas Government International Bond
6.00%, 11/21/28 (a)		250	278,438

Bahrain - 0.2%
Bahrain Government International Bond
7.00%, 10/12/28 (a)		570	672,956

Costa Rica - 0.4%
Costa Rica Government International Bond
4.375%, 4/30/25 (a)		1,054	1,053,341

Dominican Republic - 0.4%
Dominican Republic International Bond
6.875%, 1/29/26 (a)		520	594,587
7.50%, 5/06/21 (a)		601	623,132

			1,217,719

Ecuador - 0.2%
Ecuador Government International Bond
10.75%, 3/28/22-1/31/29 (a)		493	491,262

Egypt - 0.6%
Egypt Government International Bond
4.55%, 11/20/23 (a)		500	510,625
6.125%, 1/31/22 (a)		380	394,725
6.20%, 3/01/24 (a)		380	409,450
7.50%, 1/31/27 (a)		485	540,017

			1,854,817

El Salvador - 0.1%
El Salvador Government International Bond
7.75%, 1/24/23 (a)		300	329,156

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		270	282,235

Ghana - 0.2%
Ghana Government International Bond
7.875%, 3/26/27 (a)		545	569,525

Honduras - 0.2%
Honduras Government International Bond
6.25%, 1/19/27 (a)		380	414,675

Jamaica - 0.1%
Jamaica Government International Bond
6.75%, 4/28/28		240	285,150

	Principal Amount (000)		U.S. $ Value
Kenya - 0.3%
Kenya Government International Bond
6.875%, 6/24/24 (a)	U.S.$	572	$617,939
7.00%, 5/22/27 (a)		238	252,280

			870,219

Lebanon - 0.1%
Lebanon Government International Bond
6.10%, 10/04/22 (a)		210	102,375
6.85%, 3/23/27 (a)		11	4,888
Series G
6.60%, 11/27/26 (a)		51	22,727

			129,990

Mongolia - 0.1%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		260	265,931

Nigeria - 0.5%
Nigeria Government International Bond
7.625%, 11/21/25 (a)		1,420	1,569,100

Oman - 0.2%
Oman Government International Bond
4.125%, 1/17/23 (a)		400	410,250
4.875%, 2/01/25 (a)		276	285,315

			695,565

Senegal - 0.1%
Senegal Government International Bond
8.75%, 5/13/21 (a)		240	260,550

South Africa - 0.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28		208	203,559
4.85%, 9/30/29		200	200,000
5.875%, 6/22/30		200	215,970

			619,529

Sri Lanka - 0.3%
Sri Lanka Government International Bond
5.875%, 7/25/22 (a)		260	260,406
6.85%, 3/14/24 (a)		656	665,177

			925,583

Ukraine - 0.2%
Ukraine Government International Bond
7.75%, 9/01/21 (a)		530	560,475

Total Emerging Markets - Sovereigns (cost $13,836,837)			14,175,807

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 2.2%
Brazil - 1.4%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/20	BRL	15,950	$3,962,812

Dominican Republic - 0.1%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	19,200	409,295

South Africa - 0.7%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	3,538	256,139
Series 2030
8.00%, 1/31/30		25,794	1,717,281

			1,973,420

Total Emerging Markets - Treasuries (cost $6,147,738)			6,345,527

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Industrial - 1.9%
Basic - 0.6%
Consolidated Energy Finance SA
6.875%, 6/15/25 (a)	U.S.$	205	195,420
CSN Resources SA
7.625%, 4/17/26 (a)		366	389,104
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		161	160,597
7.25%, 5/15/22(a)		491	493,205
Vedanta Resources Finance II PLC
8.00%, 4/23/23 (a)		460	456,550

			1,694,876

Capital Goods - 0.2%
Usiminas International SARL
5.875%, 7/18/26 (a)		545	567,481

Communications - Telecommunications - 0.3%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		308	340,147
MTN Mauritius Investments Ltd.
5.373%, 2/13/22 (a)		408	421,260

			761,407

Consumer Cyclical - Other - 0.1%
MGM China Holdings Ltd.
5.375%, 5/15/24 (a)		214	222,761
5.875%, 5/15/26 (a)		216	229,432

			452,193

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
NBM US Holdings, Inc.
7.00%, 5/14/26 (a)	U.S.$	591	$641,420
Tonon Luxembourg SA
6.50% (0.50% Cash and 6.00% PIK), 10/31/24 (b)(d)(f)(i)		86	2,583
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(i)(l)		425	14,391

			658,394

Energy - 0.4%
Petrobras Global Finance BV
5.093%, 1/15/30 (a)		173	185,023
5.999%, 1/27/28		784	892,780

			1,077,803

Other Industrial - 0.1%
KOC Holding AS
6.50%, 3/11/25 (a)		200	210,563

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		99	99,275

			5,521,992

Utility - 0.1%
Electric - 0.1%
Terraform Global Operating LLC
6.125%, 3/01/26 (i)		268	278,683

Total Emerging Markets - Corporate Bonds (cost $6,230,255)			5,800,675

ASSET-BACKED SECURITIES - 1.7%
Other ABS - Fixed Rate - 1.5%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)		591	598,693
Marlette Funding Trust
Series 2018-2A, Class C
4.37%, 7/17/28 (a)		880	894,366
Series 2018-3A, Class C
4.63%, 9/15/28 (a)		756	773,672
Series 2018-4A, Class C
4.91%, 12/15/28 (a)		752	772,525
Series 2019-1A, Class C
4.42%, 4/16/29 (a)		344	350,748
Series 2019-2A, Class C
4.11%, 7/16/29 (a)		245	248,253
SoFi Consumer Loan Program Trust
Series 2019-3, Class D
3.89%, 5/25/28 (a)		503	511,998

	Principal Amount (000)		U.S. $ Value
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)	U.S.$	373	$377,282

			4,527,537

Autos - Fixed Rate - 0.2%
Exeter Automobile Receivables Trust
Series 2019-2A, Class E
4.68%, 5/15/26 (a)		270	276,441
Hertz Vehicle Financing II LP
Series 2019-1A, Class C
4.99%, 3/25/23 (a)		209	215,872

			492,313

Total Asset-Backed Securities (cost $4,950,216)			5,019,850

COLLATERALIZED LOAN OBLIGATIONS - 0.7%
CLO - Floating Rate - 0.7%
GoldenTree Loan Opportunities Ltd.
Series 2014-9A, Class DR2
4.928% (LIBOR 3 Month + 3.00%), 10/29/29 (a)(h)		520	509,885
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
2.966% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(h)		550	544,113
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.001% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(h)		550	541,777
TIAA CLO II Ltd.
Series 2017-1A, Class A
3.246% (LIBOR 3 Month + 1.28%), 4/20/29 (a)(h)		500	500,009

Total Collateralized Loan Obligations (cost $2,120,000)			2,095,784

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Qatar - 0.3%
Qatar Government International Bond
3.875%, 4/23/23 (a)		680	717,400
4.00%, 3/14/29 (a)		246	274,982

			992,382

Saudi Arabia - 0.3%
Saudi Government International Bond
4.00%, 4/17/25 (a)		685	738,087

Total Governments - Sovereign Bonds (cost $1,603,182)			1,730,469

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.6%
Mexico - 0.4%
Mexican Bonos
Series M 20
10.00%, 12/05/24	MXN	18,946	$1,135,504

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	30,493	505,471

Total Governments - Treasuries (cost $1,623,687)			1,640,975

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Non-Agency Fixed Rate CMBS - 0.3%
Commercial Mortgage Trust
Series 2012-CR3, Class D
4.752%, 10/15/45 (a)	U.S.$	100	98,460
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.39%, 8/10/44 (a)		210	216,243
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.132%, 6/15/45 (a)		100	96,355
UBS Commercial Mortgage Trust
Series 2012-C1, Class D
5.57%, 5/10/45 (a)		140	137,305
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class XA
1.674%, 10/15/49 (m)		2,639	224,613
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class E
5.23%, 6/15/44 (a)		25	25,297

			798,273

Non-Agency Floating Rate CMBS - 0.2%
BFLD
Series 2019-DPLO, Class E
3.98% (LIBOR 1 Month + 2.24%), 10/15/34 (a)(h)		160	159,700
CLNY Trust
Series 2019-IKPR, Class E
4.461% (LIBOR 1 Month + 2.82%), 11/15/38 (a)(h)		415	411,114

			570,814

Total Commercial Mortgage-Backed Securities (cost $1,375,435)			1,369,087

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
China - 0.3%
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 9/13/22 (a)	U.S.$	837	$841,708

Mexico - 0.1%
Petroleos Mexicanos
6.49%, 1/23/27 (a)		329	350,385

Total Quasi-Sovereigns (cost $1,168,719)			1,192,093

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (n)(o)(p) (cost $4,576,201)		4,576,201	4,576,201

Total Investments - 100.1% (cost $286,678,692) (q)			290,910,769
Other assets less liabilities - (0.1)%			(297,275)

Net Assets - 100.0%			$290,613,494

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	49	March 2020	$5,811,859	$(20,422)
U.S. T-Note 10 Yr (CBT) Futures	29	March 2020	3,724,234	(33,673)
Sold Contracts
Euro-BOBL Futures	41	March 2020	6,145,603	16,759

				$(37,336)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,757	EUR	1,572	1/16/20	$8,487
Bank of America, NA	USD	84	RUB	5,412	1/17/20	2,919
Bank of America, NA	ZAR	27,785	USD	1,864	1/23/20	(114,982)
Barclays Bank PLC	USD	2,166	EUR	1,939	1/16/20	10,655
Citibank, NA	USD	1,621	EUR	1,448	1/16/20	5,036
Citibank, NA	USD	7	INR	502	1/16/20	86

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	BRL	2,758	USD	684	1/03/20	$(1,361)
Credit Suisse International	USD	654	BRL	2,758	1/03/20	32,005
Morgan Stanley Capital Services, Inc.	BRL	15,950	USD	3,812	1/08/20	(152,377)
Natwest Markets PLC	MXN	22,328	USD	1,143	1/07/20	(37,696)
Natwest Markets PLC	EUR	18,379	USD	20,258	1/16/20	(374,232)
Standard Chartered Bank	GBP	1,698	USD	2,189	1/10/20	(61,032)
State Street Bank & Trust Co.	USD	56	MXN	1,071	1/07/20	296
State Street Bank & Trust Co.	USD	659	GBP	512	1/10/20	18,370
State Street Bank & Trust Co.	EUR	1,109	USD	1,227	1/16/20	(17,865)
State Street Bank & Trust Co.	USD	1,223	EUR	1,097	1/16/20	9,338
State Street Bank & Trust Co.	USD	371	EUR	330	1/16/20	(37)
UBS AG	BRL	2,758	USD	676	1/03/20	(9,296)
UBS AG	USD	684	BRL	2,758	1/03/20	1,361
UBS AG	USD	675	BRL	2,758	2/04/20	9,503

						$(670,822)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)%	Quarterly	2.54%	USD 2,781	$(252,768)	$(198,139)	$(54,629)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	2.54	USD 2,781	252,768	86,990	165,778
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	2.80	USD 27,002	2,649,089	1,832,148	816,941
iTraxxx Xover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.07	EUR 1,299	200,842	182,547	18,295

					$2,849,931	$1,903,546	$946,385

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	9.98%	USD 540	$60,603	$66,793	$(6,190)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	9.98	USD 1,190	133,551	148,993	(15,442)
Sale Contracts
Credit Suisse International
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	0.30	EUR 410	54,331	22,216	32,115
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD 315	(15,913)	(20,892)	4,979
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD 1,052	(53,143)	(71,629)	18,486
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.34	USD 200	28,054	15,989	12,065
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD 836	(93,823)	(105,513)	11,690
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD 837	(93,935)	(102,880)	8,945
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD 1,026	(115,176)	(120,093)	4,917
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD 592	(29,906)	(41,463)	11,557
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD 46	(2,324)	(3,048)	724
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD 786	(88,320)	(150,400)	62,080

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	9.98%	USD 126	$(14,159)	$(24,619)	$10,460
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD 84	(9,438)	(16,516)	7,078

					$(239,598)	$(403,062)	$163,464

*	Termination date
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $134,133,069 or 46.2% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2019.
(c)	Illiquid security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.44% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV	3/21/18	$220,399	$226,232	0.08%
7.75%, 5/15/23
PMT Credit Risk Transfer TrustSeries 2019-1R, Class A	3/21/19	372,260	371,921	0.13%
3.70%, 3/27/24
PMT Credit Risk Transfer TrustSeries 2019-2R, Class A	6/07/19	364,765	367,039	0.13%
4.55%, 5/27/23
Terraform Global Operating LLC	11/19/19	279,189	278,683	0.10%
6.125%, 3/01/26
Tonon Luxembourg SA	7/24/15	233,057	2,583	0.00%
6.50%, 10/31/24
Virgolino de Oliveira Finance SA	2/13/13	425,000	14,391	0.01%
10.50%, 1/28/18

(j)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2019.
(k)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(l)	Defaulted matured security.

(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,725,611 and gross unrealized depreciation of investments was $(3,091,843), resulting in net unrealized appreciation of $4,633,768.

Currency Abbreviations:

BRL	-	Brazilian Real
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
MXN	-	Mexican Peso
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CLO	-	Collateralized Loan Obligations
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

69.7%	United States
3.6%	United Kingdom
2.8%	Canada
2.6%	Brazil
2.4%	Netherlands
1.6%	South Africa
1.1%	France
1.0%	Ireland
0.9%	Luxembourg
0.8%	Italy
0.8%	Switzerland
0.7%	Germany
0.7%	China
9.7%	Other
1.6%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bahamas, Bahrain, Cayman Islands, Chile, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Honduras, Hong Kong, India, Jamaica, Kenya, Kuwait, Lebanon, Mexico, Mongolia, Nigeria, Oman, Qatar, Russia, Saudi Arabia, Senegal, Spain, Sri Lanka, Sweden, Trinidad & Tobago, Turkey, Ukraine and Zambia.

AB Bond Fund, Inc.

Limited Duration High Income Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$106,285,854		$	– 0	–(a)	$106,285,854
Corporates - Investment Grade		– 0	–	91,313,510			– 0	–	91,313,510
Bank Loans		– 0	–	27,451,392			3,830,614		31,282,006
Collateralized Mortgage Obligations		– 0	–	18,082,931			– 0	–	18,082,931
Emerging Markets - Sovereigns		– 0	–	14,175,807			– 0	–	14,175,807
Emerging Markets - Treasuries		– 0	–	6,345,527			– 0	–	6,345,527
Emerging Markets - Corporate Bonds		– 0	–	5,798,092			2,583		5,800,675
Asset-Backed Securities		– 0	–	5,019,850			– 0	–	5,019,850
Collateralized Loan Obligations		– 0	–	2,095,784			– 0	–	2,095,784
Governments - Sovereign Bonds		– 0	–	1,730,469			– 0	–	1,730,469
Governments - Treasuries		– 0	–	1,640,975			– 0	–	1,640,975
Commercial Mortgage-Backed Securities		– 0	–	1,369,087			– 0	–	1,369,087
Quasi-Sovereigns		– 0	–	1,192,093			– 0	–	1,192,093
Short-Term Investments		4,576,201		– 0	–		– 0	–	4,576,201

Total Investments in Securities		4,576,201		282,501,371			3,833,197		290,910,769
Other Financial Instruments (b):

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Futures	16,759		– 0	–	– 0	–	16,759
Forward Currency Exchange Contracts	– 0	–	98,056		– 0	–	98,056
Centrally Cleared Credit Default Swaps	– 0	–	3,102,699		– 0	–	3,102,699
Credit Default Swaps	– 0	–	276,539		– 0	–	276,539
Liabilities:
Futures	(54,095)		– 0	–	– 0	–	(54,095)
Forward Currency Exchange Contracts	– 0	–	(768,878)		– 0	–	(768,878)
Centrally Cleared Credit Default Swaps	– 0	–	(252,768)		– 0	–	(252,768)
Credit Default Swaps	– 0	–	(516,137)		– 0	–	(516,137)

Total	$4,538,865		$284,440,882		$3,833,197		$292,812,944

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade (a)			Bank Loans		Emerging Markets - Corporate Bonds
Balance as of 9/30/19	$	– 0	–	$3,255,967		$2,575
Accrued discounts/(premiums)		– 0	–	1,203		(11,224)
Realized gain (loss)		– 0	–	37		– 0	–
Change in unrealized appreciation/depreciation		– 0	–	34,143		11,232
Purchases		– 0	–	1,294,458		– 0	–
Sales/Paydowns		– 0	–	(2,153)		– 0	–
Transfers in to Level 3		– 0	–	141,788		– 0	–
Transfers out of Level 3		– 0	–	(894,829)		– 0	–

Balance as of 12/31/19	$	– 0	–	$3,830,614		$2,583

Net change in unrealized appreciation/depreciation from investments held as of 12/31/19	$	– 0	–	$34,144		$11,232

	Asset-Backed Securities			Collateralized Loan Obligations		Total
Balance as of 9/30/19		$4,550,383		$2,090,982		$9,899,907
Accrued discounts/(premiums)		– 0	–	– 0	–	(10,021)
Realized gain (loss)		– 0	–	– 0	–	37
Change in unrealized appreciation/depreciation		– 0	–	(1)		45,374
Purchases		– 0	–	– 0	–	1,294,458
Sales/Paydowns		– 0	–	– 0	–	(2,153)
Transfers in to Level 3		– 0	–	– 0	–	141,788
Transfers out of Level 3		(4,550,383)		(2,090,981)		(7,536,193)

Balance as of 12/31/19	$	– 0	–	$ – 0	–	$3,833,197

Net change in unrealized appreciation/depreciation from investments held as of 12/31/19	$	– 0	–	$(1)		$45,375

(a)	The Fund held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2019. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/19	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$0	Qualitative Assessment		$0.00

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,779	$38,910	$58,113	$4,576	$40